Total Income	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Total Income

Note 2. Total Income

Total income for the three months ended March 31, 2023 and 2022 was $34,673,431 and $27,633,962, respectively. Total income in the fourth quarter has historically been strongest for us, in line with consumer spending habits during the holiday shopping season. Our total income is classified into two categories: transaction income and income from other services.

Transaction Income

Transaction income is comprised of all income earned from merchants, consumers, and other third-parties that relate to placing and processing orders on the Sezzle Platform. This primarily includes merchant processing fees, virtual card interchange income, and consumer related fee income.

We earn our income primarily from fees paid by merchants in exchange for our payment processing services. These merchant processing fees are applied to the underlying sales of consumers passing through our platform and are predominantly based on a percentage of the consumer order value plus a fixed fee per transaction. We also earn income on interchange fees through our virtual card solution. Virtual card interchange income is recognized at the time a virtual card transaction is processed.

Transaction income is reduced by direct loan origination fees. Such costs are comprised of costs paid to third-parties to obtain data for underwriting consumers which result in a successful transaction. Such costs which result in a declined order are recorded within third-party technology and data on the consolidated statements of operations and comprehensive income (loss).

Income from Other Services

Income from other services includes all other incomes earned from merchants, consumers, and other third-parties not included in transaction income. This primarily includes account reactivation fees, reschedule fees, and Sezzle Premium subscription revenue.

We earn income from consumers in the form of account reactivation fees. These fees are assessed to consumers who fail to make a timely payment. Account reactivation fees are applied to principal installments that are delinquent for more than 48 hours (or longer depending on the regulations within a specific state jurisdiction) after the scheduled installment payment date. Account reactivation fees are recognized at the time the fee is charged to the consumer to the extent they are reasonably collectible by us. We also earn income from consumers in the form of reschedule fees. Consumers are allowed to reschedule their initial installment one time without incurring a reschedule fee and the principal of a rescheduled payment is not considered to be delinquent. If consumers reschedule a payment more than once in the same order cycle they are subject to a reschedule fee.

Additionally, we offer our consumers the ability to subscribe to Sezzle Premium which, along with other benefits, allows consumers to shop at select large, non-integrated “premium merchants” for a monthly or annual fee. Sezzle Premium subscription fees are recognized straight-line over the subscription period. We also earn income from other services in the form of merchant gateway fees. Merchant gateway fees are charged to certain low-volume merchants for access to our Sezzle Platform, consumer base, and merchant store directory. Such fees are recognized at the time the fee is charged to merchants to the extent they are reasonably collectible by us.

Disaggregation of Total Income

Our total income by category for the three months ended March 31, 2023 and 2022 is as follows:

	For the three months ended March 31,
	2023	2022
Transaction income	$25,865,968	$22,863,986
Income from other services	8,807,463	4,769,976
Total income	$34,673,431	$27,633,962

Within total income, $10,441,020 and $105,273 do not fall under the scope of the Accounting Standards Codification (“ASC”) Topic 310, Receivables, for the three months ended March 31, 2023 and 2022, respectively. Such income relates to revenue from contracts with customers and is within the scope of ASC 606.

Total income that falls under the scope of ASC Topic 310 (excluding account reactivation fees) is initially recorded as a reduction to notes receivable, net, within the consolidated balance sheets. The income is then recognized over the average duration of the note using the effective interest rate method. Total income to be recognized over the duration of existing notes receivable outstanding was $3,479,795 and $4,068,332 as of March 31, 2023 and December 31, 2022, respectively.

Total income that falls under the scope of ASC Topic 606, Revenue from Contracts with Customers, generally comprises a single performance obligation. For performance obligations that occur over a period of time (e.g. consumers’ ability to access the features of Sezzle Premium over the subscription term), we recognize total revenue straight-line over the duration of the performance obligation. All performance obligations are fully satisfied within one year of receiving payment. Total income to be recognized over the remaining duration of outstanding performance obligations was $1,636,673 and $1,516,228 as of March 31, 2023 and December 31, 2022, respectively.

Note 2. Total Income

Total income was $125,570,441 and $114,816,635 for the years ended December 31, 2022 and 2021, respectively. Total income in the fourth quarter has historically been strongest for us, in line with consumer spending habits during the holiday shopping season. In 2022, we saw a deviation from this historical trend due to our focus on profitability over top-line growth. Our total income is classified into two categories: transaction income and income from other services.

Transaction Income

Transaction income is comprised of all income earned from merchants, consumers, and other third-parties that relate to placing and processing orders on the Sezzle Platform. This primarily includes merchant processing fees, virtual card interchange income, and convenience fee income.

We earn our income primarily from fees paid by merchants in exchange for our payment processing services. These merchant processing fees are applied to the underlying sales to consumers passing through our platform and are predominantly based on a percentage of the consumer order value plus a fixed fee per transaction. We also earn income through interchange fees through our virtual card solution. Virtual card interchange income is recognized at the time a virtual card transaction is processed. Additionally, we charge a convenience fee to consumers that choose to pay their installments using a debit or credit card (excluding the first installment). We do not charge a fee for using ACH on subsequent installments. We recognize convenience fee income at the time the transaction is processed.

Transaction income is reduced by direct loan origination fees. Such costs are comprised of costs paid to third-parties to obtain data for underwriting consumers which result in a successful transaction. Such costs which result in a declined order are recorded within third-party technology and data on the consolidated statements of operations and comprehensive loss.

Income from Other Services

Income from other services includes all other incomes earned from merchants, consumers, and other third-parties not included in transaction income. This primarily includes account reactivation fees, reschedule fees, and Sezzle Premium subscription revenue.

We earn income from consumers in the form of account reactivation fees. These fees are assessed to consumers who fail to make a timely payment. Account reactivation fees are applied to principal installments that are delinquent for more than 48 hours (or longer depending on the regulations within a specific state jurisdiction) after the scheduled installment payment date. Account reactivation fees are recognized at the time the fee is charged to the consumer to the extent they are reasonably collectible by us. We also earn income from consumers in the form of reschedule fees. Consumers are also allowed to reschedule their initial installment one time without incurring a reschedule fee and the principal of a rescheduled payment is not considered to be delinquent. If consumers reschedule a payment more than once in the same order cycle they are subject to a reschedule fee.

Additionally, we offer our consumers the ability to subscribe to Sezzle Premium which, along with other benefits, allows consumers to shop at select large, non-integrated “premium merchants” for a monthly or annual fee. Sezzle Premium subscription fees are recognized straight-line over the subscription period. We also earn income from other services in the form of merchant gateway fees. Merchant gateway fees are charged to certain low-volume merchants for access to our Sezzle Platform, consumer base, and merchant store directory. Such fees are recognized at the time the fee is charged to merchants to the extent they are reasonably collectible by us.

Disaggregation of Total Income

Our total income by category for the years ended December 31, 2022 and 2021 is as follows:

	2022	2021
Transaction income	$102,599,194	$93,498,598
Income from other services	22,971,247	21,318,037
Total income	$125,570,441	$114,816,635

Within total income, $11,959,044 and $206,860 do not fall under the scope of the Accounting Standards Codification (“ASC”) Topic 310, Receivables, for the years ended December 31, 2022 and 2021, respectively. Such income relates to revenue from contracts with customers and is within the scope of ASC 606.

Total income that falls under the scope of ASC Topic 310 (excluding account reactivation fees) is initially recorded as a reduction to notes receivable, net, within the consolidated balance sheets. The income is then recognized over the average duration of the note using the effective interest rate method. Total income to be recognized over the duration of existing notes receivable outstanding was $4,068,332 and $5,240,919 as of December 31, 2022 and 2021, respectively.

Total income that falls under the scope of ASC Topic 606, Revenue from Contracts with Customers, generally comprises a single performance obligation. For performance obligations that occur over a period of time (e.g. consumers’ ability to access the features of Sezzle Premium over the subscription term), we recognize total revenue straight-line over the duration of the performance obligation. All performance obligations are fully satisfied within one year of receiving payment. Total income to be recognized over the remaining duration of outstanding performance obligations was $1,516,228 as of December 31, 2022. We had no deferred revenue related to ASC Topic 606 as of December 31, 2021.

Concentrations of Total Income

For the year ended December 31, 2022, approximately 14% of total income was earned from one merchant. For the year ended December 31, 2021, there were no merchants that exceeded 10% of total income.